Revenues (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total revenues	$ 2,850	$ 1,723
USA [Member]
Statement Line Items [Line Items]
Total revenues	1,040	775
Asia Pacific [Member]
Statement Line Items [Line Items]
Total revenues	639	526
Europe and Israel [Member]
Statement Line Items [Line Items]
Total revenues	$ 1,171	$ 422